Markman CAPITAL
For investors too smart to do it themselves®	HOME	CUSTOMIZED ACCOUNTS	CORE GROWTH FUND	CONTACT US

Welcome.

Is Anyone Listening to You? It's Your Money, After All.
How many times in the past year have you wondered if you are on the right path, only to be 'talked out of it' by people who claim to know where the market is headed? Certainly, in these troubled economic times, many are questioning not only how their portfolios are positioned, but also whether the old 'buy and hold' philosophy is is their best interest. We believe that much of what passes for conventional wisdom in the investment world is half right: it may be conventional, but it surely doesn't seem like wisdom.

We Offer Proactive Strategies to Help Guide You Through These Troubled Times
We think too many investors are urged to take too high risk by conventional advisors and planners. Our Managed High Income Strategy is designed for the risk-averse investor who has worked hard to accumulate dollars and wants them to be husbanded carefully. We also offer an Active Trading Strategy that capitalizes on the fact that smaller, individual investors can move with speed in any market environment by buying and selling and going long and short in order to capitalize on the opportnities presented by volatile markets.

If you've been disappointed by old fashioned 'buy and hold' strategies, you owe it to yourself to explore these alternatives.

I invite you to spend some time getting to know us. We may be just what you are looking for.

 --Bob Markman

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Use Terms	© 2008 Markman Capital

Markman CAPITAL
For investors too smart to do it themselves®	HOME	CUSTOMIZED ACCOUNTS	CORE GROWTH FUND	CONTACT US

A Customized Separate Account

Is Anyone Listening to You? It's Your Money, After All.
How many times in the past year have you wondered if you are on the right path, only to be 'talked out of it' by people who claim to know where the market is headed? Certainly, in these troubled economic times, many are questioning not only how their portfolios are positioned, but also whether the old 'buy and hold' philosophy is is their best interest. We believe that much of what passes for conventional wisdom in the investment world is half right: it may be conventional, but it surely doesn't seem like wisdom.

We Offer Proactive Strategies to Help Guide You Through These Troubled Times
Our Managed High Income Strategy is designed for the risk-averse investor who has worked hard to accumulate dollars and wants them to be husbanded carefully. This approcah generates high current income that retired investors can use for living expenses.  Investors still in the accumlation phase of life can reinvest this high income to help generate larger and more stable growth than many other alternatives.

We also offer an Active Trading Strategy that capitalizes on the fact that smaller, individual investors can move with speed in any market environment by buying and selling and going long and short in order to capitalize on the opportunities presented by volatile markets.

If you've been disappointed by old fashioned 'buy and hold' strategies, you owe it to yourself to explore this alternative.

Direct Access, Direct Attention. From an Industry Leader.
Your Customized Separate Account with Markman Capital will be managed directly and full time by Bob Markman. You are never handed over to some 'junior' relationship manager or account executive.  Bob is a 28 year veteran of the financial services industry.  He was named a 2009 Five Star Best In Client Satisfaction Wealth Manager and recently gained the distinction of being the manager of a Lipper Award For Excellence Fund. This prestigious award designated the Markman Core Growth Fund as the top performing large cap growth fund in its Lipper category for the three year period ending 12/31/2008.

You will have unimpeded access to Mr. Markman for conferences, questions, and any other investment need you may have.

Markman Capital is committed to striking the most favorable balance for you: large enough to have the resources you need for state of the art portfolio management, yet small enough to be able to create and maintain a personal and intimate relationship.

Use Terms	© 2008 Markman Capital

Markman CAPITAL
For investors too smart to do it themselves®	HOME	CUSTOMIZED ACCOUNTS	CORE GROWTH FUND	CONTACT US
Prospectus & Applications Shareholder Communications

The Markman Core Growth Fund:
A Value-Added Large Cap Growth Strategy

The Markman Core Growth Fund (MTRPX), is proud to announce that it is a 2009 LIPPER LEADER AWARD recipient for superior returns for the 2006-2008 period. The Fund is a large cap stock fund with the objective of long term growth of capital.

We run a dynamic, responsive portfolio and adapt it to reflect changing investment environments. Our years of researching and selecting mutual funds for clients have reinforced one disturbing fact: many growth funds achieve top rankings for a couple of years only to fall into the bottom tiers in subsequent years. The Markman Core Growth Fund has a proven record of avoiding this unfortunate roller coaster.

We choose investments and structure the Fund's portfolio using what we refer to as a 'best of breed' strategy.  This is a bottom up stock selection process that identifies companies with unique and durable branding, superior management, healthy financials, market segment domination, a culture that encourages innovation, and a high degree of 'destiny control.'

We further attempt to create value by using active trading strategies. We use market volatility to 'trade around' long term positions, attempting to capture gains during inevitable periods of euphoric price action and avoid losses during periods of market panic.

Our experience tells us that this is the only practical way to have a realistic expectation for potentially superior performance year in and year out.  And while we can offer no guarantees, consistently superior performance is what we strive for.  Our motto is: "You get to be wrong, you don't get to stay wrong."

If the potential for superior and consistent yearly performance is what you're looking for in a core holding, we invite you to consider the value added large cap strategy offered by The Markman Core Growth Fund.

The Markman Core Growth Fund is a way to benefit from the same expertise and management as high net worth Customized Separate Account Clients of Markman Capital.

Investors should consider the investment objectives, risk, and charges and expenses of the Markman Core Growth Fund before investing.  You may obtain a prospectus containing complete information by calling 1-800-707-2771 or by downloading.  Please read the prospectus carefully before you invest.

Use Terms	© 2008 Markman Capital

Markman CAPITAL
For investors too smart to do it themselves®	HOME	CUSTOMIZED ACCOUNTS	CORE GROWTH FUND	CONTACT US
Prospectus & Applications Shareholder Communications

Download Prospectus and Applications

▪ Markman Core Growth Fund Prospectus
▪ Regular Account Application
▪ IRA Application
▪ IRA Transfer Request
▪ Roth IRA Disclosure
▪ Regular IRA Disclosure

For additional forms, call 800-395-4848.

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Use Terms	© 2008 Markman Capital

Markman CAPITAL
For investors too smart to do it themselves®	HOME	CUSTOMIZED ACCOUNTS	CORE GROWTH FUND	CONTACT US
Prospectus & Applications Shareholder Communications

Shareholder Communications

We strive to provide clear, current, concise and jargon free communications to shareholders.  Our portfolio is updated online every month and you may also call us directly--even to talk to the Fund Manager--if you feel the need to. (And yes--we really mean it.)

▪ Current Semi Annual Report
▪ Current Annual Report
▪ Statement of Additional Information
▪ Our Current Portfolio
▪ Current share price: moneycentral.msn.com

PDF Requirements To view or print a PDF file, Adobe Acrobat Reader is required. Click the icon to the left to download Adobe Acrobat Reader for free!

Use Terms	© 2008 Markman Capital

Markman CAPITAL
For investors too smart to do it themselves®	HOME	CUSTOMIZED ACCOUNTS	CORE GROWTH FUND	CONTACT US
Prospectus & Applications Shareholder Communications

Portfolio as of April 30, 2009

ABB, Ltd.	3.3%
Amazom.com	3.6%
Apple Inc.	6.2%
Autozone	3.1%
Big Lots	2.7%
Cerner Systems	3.5%
Charles Schwab	3.9%
Coach	3.0%
Direxion Financial Bear	1.7%
Direxion Large Cap Bear	2.5%
DryShips	3.0%
Flowserve	2.1%
Ford Motor	6.3%
General Dynamics	4.1%
General Electric	3.1%
Goldman Sachs	4.4%
IBM	4.1%
Intuitive Surgical	1.8%
Mastercard	2.3%
Monsanto	3.7%
Potash Corp.	2.7%
ProShares Ultra Short Financials	3.9%
ProShares Ultra Short Real Estate	1.3%
ProShares Ultra Short 20 Yr. Treasury	4.1%
Quanta Services	2.2%
Quest Diagnostics	3.5%
Research in Motion	3.5%
URS Corporation	2.7%
United Technologies	3.0%
Veolia Environment	3.4%
Visa	2.2%
Walt Disney	2.0%
WellPoint Inc.	4.0%
Yum Brands	3.1%

Money Market	(7.2%)
Holdings are subject to change. There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular security.

Use Terms	© 2008 Markman Capital

Markman CAPITAL
For investors too smart to do it themselves®	HOME	CUSTOMIZED ACCOUNTS	CORE GROWTH FUND	CONTACT US

Questions? Comments? Need more Information?
We invite you to call, write, email or visit:

Markman Capital Management
6600 France Ave. South
Edina, MN  55435

Phone: (952) 920-4848
              (800) 395-4848
Fax:      (952) 920-7548
Email:  bob@markman.com

Use Terms	© 2008 Markman Capital